Financial instruments (Details 7) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Financial instruments [Line Items]
Variation Total	$ 17,238
Effect on Profit or Loss	(13,288)
Hedge Reserves from Variation in Gross Hedges	30,526
Assets Hedging [Member]
Financial instruments [Line Items]
Variation Total	(24,406)
Liabilities Hedging [Member]
Financial instruments [Line Items]
Variation Total	$ 41,644